Interim Condensed Consolidated Statements of Operations (Parenthetical) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Diluted	71,258,144	69,931,056	70,474,262	69,404,351